DEBT AND CAPITAL LEASES (Details 2) - USD ($) $ in Millions		12 Months Ended
	Jan. 02, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Oct. 31, 2014
Revolving credit facility
Amount outstanding	$ 0.0	$ 0.0	$ 0.0
Revolving credit facility
Revolving credit facility
Maximum borrowing capacity	$ 700.0	700.0
Extension in maturity date	1 year
Commitment for increased borrowing	$ 325.0
Commitment fees		$ 1.9	$ 1.3	$ 1.4
Previous revolving credit facility
Revolving credit facility
Maximum borrowing capacity					$ 675.0